02.28 Fidelity Four-in-One Index Fund PRO-04 | Fidelity® Four-in-One Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Four-in-One Index Fund}	02.28 Fidelity Four-in-One Index Fund PRO-04 Fidelity® Four-in-One Index Fund Fidelity Four-in-One Index Fund-Default
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.03%	[1]
Total annual operating expenses	0.13%	[2]
Fee waiver and/or expense reimbursement	0.02%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.11%	[2]
[1]	Adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through April, 30, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

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Expense Example {- Fidelity® Four-in-One Index Fund}	02.28 Fidelity Four-in-One Index Fund PRO-04 Fidelity® Four-in-One Index Fund Fidelity Four-in-One Index Fund-Default USD ($)
1 year	$ 11
3 years	40
5 years	71
10 years	$ 164